Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000112074
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
AssetsNet	$ 1,693,429,770
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,693,429,770
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.0%
Financials	12.7%
Communication Services	11.5%
Industrials	9.9%
Health Care	9.9%
Consumer Discretionary	9.8%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Other	1.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000112075
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[2]
AssetsNet	$ 1,693,429,770
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,693,429,770
Total number of portfolio holdings	79
Portfolio turnover for the reporting period	27%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Information Technology	38.0%
Financials	12.7%
Communication Services	11.5%
Industrials	9.9%
Health Care	9.9%
Consumer Discretionary	9.8%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Other	1.0%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%

Material Fund Change [Text Block]
C000125446
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[3]
AssetsNet	$ 363,703,472
Holdings Count | Holding	165
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$363,703,472
Total number of portfolio holdings	165
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	44.8%
Corporate Bonds	42.7%
Money Market Funds	9.6%
Agency Asset-Backed Securities	1.2%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	4.7%
U.S. Treasury Bonds 4.375% 08/15/2043	4.6%
U.S. Treasury Bonds 3.000% 05/15/2047	4.3%
U.S. Treasury Bonds 4.500% 05/15/2038	4.1%
U.S. Treasury Bonds 3.000% 02/15/2048	3.5%
U.S. Treasury Bonds 2.875% 05/15/2052	3.4%
U.S. Treasury Bonds 5.000% 05/15/2045	2.9%
U.S. Treasury STRIPS Principal 02/15/2040	2.8%
U.S. Treasury Bonds 4.375% 05/15/2041	1.7%
U.S. Treasury Bonds 4.875% 08/15/2045	1.4%

C000125447
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Long Government/Credit Bond Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$36	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[4]
AssetsNet	$ 363,703,472
Holdings Count | Holding	165
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$363,703,472
Total number of portfolio holdings	165
Portfolio turnover for the reporting period	25%

Holdings [Text Block]	Asset Categories
Table Summary
U.S. Treasury Obligations	44.8%
Corporate Bonds	42.7%
Money Market Funds	9.6%
Agency Asset-Backed Securities	1.2%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
U.S. Treasury Notes 4.125% 02/15/2036	4.7%
U.S. Treasury Bonds 4.375% 08/15/2043	4.6%
U.S. Treasury Bonds 3.000% 05/15/2047	4.3%
U.S. Treasury Bonds 4.500% 05/15/2038	4.1%
U.S. Treasury Bonds 3.000% 02/15/2048	3.5%
U.S. Treasury Bonds 2.875% 05/15/2052	3.4%
U.S. Treasury Bonds 5.000% 05/15/2045	2.9%
U.S. Treasury STRIPS Principal 02/15/2040	2.8%
U.S. Treasury Bonds 4.375% 05/15/2041	1.7%
U.S. Treasury Bonds 4.875% 08/15/2045	1.4%

C000034145
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Discovery Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Discovery Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$48	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[5]
AssetsNet	$ 449,876,583
Holdings Count | Holding	221
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$449,876,583
Total number of portfolio holdings	221
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.1%
Industrials	16.4%
Real Estate	13.6%
Consumer Discretionary	11.7%
Health Care	8.1%
Information Technology	7.9%
Materials	7.1%
Energy	6.9%
Consumer Staples	4.1%
Communication Services	1.5%
Other	1.2%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JBT Marel Corp.	1.4%
Flagstar Bank NA	1.4%
Terex Corp.	1.3%
Meritage Homes Corp.	1.3%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.1%
Kite Realty Group Trust	1.0%
PACS Group, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%
Methode Electronics, Inc.	1.0%

Material Fund Change [Text Block]
C000034146
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Cap Value Discovery Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Cap Value Discovery Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$61	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%	[6]
AssetsNet	$ 449,876,583
Holdings Count | Holding	221
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$449,876,583
Total number of portfolio holdings	221
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Financials	21.1%
Industrials	16.4%
Real Estate	13.6%
Consumer Discretionary	11.7%
Health Care	8.1%
Information Technology	7.9%
Materials	7.1%
Energy	6.9%
Consumer Staples	4.1%
Communication Services	1.5%
Other	1.2%

Asset Categories

Table Summary
Common Stocks	99.6%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
JBT Marel Corp.	1.4%
Flagstar Bank NA	1.4%
Terex Corp.	1.3%
Meritage Homes Corp.	1.3%
Essent Group Ltd.	1.1%
PBF Energy, Inc., Class A	1.1%
Kite Realty Group Trust	1.0%
PACS Group, Inc.	1.0%
PennyMac Financial Services, Inc.	1.0%
Methode Electronics, Inc.	1.0%

Material Fund Change [Text Block]
C000029536
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$50	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.87%	[7]
AssetsNet	$ 261,156,305
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$261,156,305
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	100%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	24.6%
Information Technology	19.3%
Consumer Discretionary	11.6%
Communication Services	6.9%
Energy	3.8%
Financials	3.3%
Materials	1.6%
Consumer Staples	1.4%
Utilities	0.4%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Sphere Entertainment Co.	3.1%
DigitalOcean Holdings, Inc.	2.9%
Brinker International, Inc.	2.6%
Hut 8 Corp.	2.3%
RBC Bearings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Guardant Health, Inc.	2.1%
ICON PLC	2.1%
Modine Manufacturing Co.	2.0%
Riot Platforms, Inc.	1.9%

Material Fund Change [Text Block]
C000029537
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$64	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.12%	[8]
AssetsNet	$ 261,156,305
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$261,156,305
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	100%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Health Care	25.4%
Industrials	24.6%
Information Technology	19.3%
Consumer Discretionary	11.6%
Communication Services	6.9%
Energy	3.8%
Financials	3.3%
Materials	1.6%
Consumer Staples	1.4%
Utilities	0.4%

Asset Categories

Table Summary
Common Stocks	98.3%
Money Market Funds	2.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Sphere Entertainment Co.	3.1%
DigitalOcean Holdings, Inc.	2.9%
Brinker International, Inc.	2.6%
Hut 8 Corp.	2.3%
RBC Bearings, Inc.	2.2%
Karman Holdings, Inc.	2.2%
Guardant Health, Inc.	2.1%
ICON PLC	2.1%
Modine Manufacturing Co.	2.0%
Riot Platforms, Inc.	1.9%

Material Fund Change [Text Block]
C000034143
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 236,052,371
Holdings Count | Holding	1,157
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$236,052,371
Total number of portfolio holdings	1,157
Portfolio turnover for the reporting period	104%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	19%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	25.6%
Credit Risk	0.3%
Short
Interest Rate Risk	45.6%
Credit Risk	0.1%

Asset Categories

Table Summary
Corporate Bonds	30.8%
Agency Mortgage-Backed Securities	16.6%
Senior Loans	16.3%
Foreign Government Obligations	8.5%
Money Market Funds	8.4%
Non-Agency Collateralized Mortgage Obligation Securities	8.3%
Non-Agency Asset-Backed Securities	8.1%
Agency Collateralized Mortgage Obligation Securities	8.0%
Non-Agency Collateralized Loan Obligations Securities	3.1%
U.S. Treasury Obligations	2.2%
Other	2.0%

C000034144
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Strategic Income Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Strategic Income Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[10]
AssetsNet	$ 236,052,371
Holdings Count | Holding	1,157
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$236,052,371
Total number of portfolio holdings	1,157
Portfolio turnover for the reporting period	104%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	19%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Interest Rate Risk	25.6%
Credit Risk	0.3%
Short
Interest Rate Risk	45.6%
Credit Risk	0.1%

Asset Categories

Table Summary
Corporate Bonds	30.8%
Agency Mortgage-Backed Securities	16.6%
Senior Loans	16.3%
Foreign Government Obligations	8.5%
Money Market Funds	8.4%
Non-Agency Collateralized Mortgage Obligation Securities	8.3%
Non-Agency Asset-Backed Securities	8.1%
Agency Collateralized Mortgage Obligation Securities	8.0%
Non-Agency Collateralized Loan Obligations Securities	3.1%
U.S. Treasury Obligations	2.2%
Other	2.0%

C000206838
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[11]
AssetsNet	$ 4,383,905,224
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,383,905,224
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	96%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	11.3%
Interest Rate Risk	5.4%
Credit Risk	2.2%
Short
Equity Risk	34.2%
Interest Rate Risk	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Asset Categories

Table Summary
Equity Funds	63.4%
Money Market Funds	14.1%
Fixed Income Funds	10.4%
Residential Mortgage-Backed Securities - Agency	8.1%
Exchange-Traded Fixed Income Funds	5.0%
Exchange-Traded Equity Funds	4.8%
Other	0.8%

C000174388
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[12]
AssetsNet	$ 4,383,905,224
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,383,905,224
Total number of portfolio holdings	51
Portfolio turnover for the reporting period	96%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	11.3%
Interest Rate Risk	5.4%
Credit Risk	2.2%
Short
Equity Risk	34.2%
Interest Rate Risk	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Asset Categories

Table Summary
Equity Funds	63.4%
Money Market Funds	14.1%
Fixed Income Funds	10.4%
Residential Mortgage-Backed Securities - Agency	8.1%
Exchange-Traded Fixed Income Funds	5.0%
Exchange-Traded Equity Funds	4.8%
Other	0.8%

C000193050
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Risk Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[13]
AssetsNet	$ 251,895,652
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$251,895,652
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	8.8%
Equity Risk	5.2%
Interest Rate Risk	2.6%
Credit Risk	2.4%
Short
Equity Risk	29.7%
Foreign Exchange Risk	8.8%
Interest Rate Risk	0.7%

Asset Categories

Table Summary
Equity Funds	54.5%
Fixed Income Funds	28.5%
Exchange-Traded Fixed Income Funds	7.2%
Money Market Funds	6.8%
Residential Mortgage-Backed Securities - Agency	5.4%
Exchange-Traded Equity Funds	1.7%
Other	0.6%

C000193051
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Risk U.S. Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Risk U.S. Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[14]
AssetsNet	$ 387,963,994
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$387,963,994
Total number of portfolio holdings	41
Portfolio turnover for the reporting period	44%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	5.2%
Credit Risk	2.8%
Interest Rate Risk	1.9%
Short
Equity Risk	28.4%
Interest Rate Risk	0.6%

Asset Categories

Table Summary
Equity Funds	54.8%
Fixed Income Funds	28.1%
Exchange-Traded Fixed Income Funds	9.0%
Money Market Funds	6.9%
Residential Mortgage-Backed Securities - Agency	4.8%
Other	0.6%

C000206835
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[15]
AssetsNet	$ 567,856,040
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$567,856,040
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	91%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.3%
Credit Risk	4.6%
Interest Rate Risk	3.5%
Equity Risk	3.5%
Short
Equity Risk	10.9%
Foreign Exchange Risk	8.0%
Interest Rate Risk	0.9%

Asset Categories

Table Summary
Fixed Income Funds	54.8%
Equity Funds	18.2%
Money Market Funds	17.2%
Residential Mortgage-Backed Securities - Agency	10.1%
Exchange-Traded Fixed Income Funds	8.3%
Other	1.2%

C000125448
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[16]
AssetsNet	$ 567,856,040
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$567,856,040
Total number of portfolio holdings	116
Portfolio turnover for the reporting period	91%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.3%
Credit Risk	4.6%
Interest Rate Risk	3.5%
Equity Risk	3.5%
Short
Equity Risk	10.9%
Foreign Exchange Risk	8.0%
Interest Rate Risk	0.9%

Asset Categories

Table Summary
Fixed Income Funds	54.8%
Equity Funds	18.2%
Money Market Funds	17.2%
Residential Mortgage-Backed Securities - Agency	10.1%
Exchange-Traded Fixed Income Funds	8.3%
Other	1.2%

C000206836
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[17]
AssetsNet	$ 1,090,352,529
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,090,352,529
Total number of portfolio holdings	126
Portfolio turnover for the reporting period	98%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.5%
Equity Risk	6.2%
Credit Risk	3.6%
Interest Rate Risk	3.5%
Short
Equity Risk	19.5%
Foreign Exchange Risk	7.7%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Fixed Income Funds	40.0%
Equity Funds	33.3%
Money Market Funds	15.8%
Residential Mortgage-Backed Securities - Agency	9.2%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.7%
Other	0.5%

C000125449
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Conservative Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[18]
AssetsNet	$ 1,090,352,529
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,090,352,529
Total number of portfolio holdings	126
Portfolio turnover for the reporting period	98%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	9.5%
Equity Risk	6.2%
Credit Risk	3.6%
Interest Rate Risk	3.5%
Short
Equity Risk	19.5%
Foreign Exchange Risk	7.7%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Fixed Income Funds	40.0%
Equity Funds	33.3%
Money Market Funds	15.8%
Residential Mortgage-Backed Securities - Agency	9.2%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.7%
Other	0.5%

C000205759
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[19]
AssetsNet	$ 11,277,944,966
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$11,277,944,966
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	103%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	13.1%
Foreign Exchange Risk	10.3%
Interest Rate Risk	5.4%
Credit Risk	2.3%
Short
Equity Risk	36.3%
Foreign Exchange Risk	7.3%

Asset Categories

Table Summary
Equity Funds	63.3%
Money Market Funds	14.5%
Fixed Income Funds	10.5%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Equity Funds	5.5%
Exchange-Traded Fixed Income Funds	3.9%
Other	0.8%

C000125450
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[20]
AssetsNet	$ 11,277,944,966
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$11,277,944,966
Total number of portfolio holdings	127
Portfolio turnover for the reporting period	103%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	13.1%
Foreign Exchange Risk	10.3%
Interest Rate Risk	5.4%
Credit Risk	2.3%
Short
Equity Risk	36.3%
Foreign Exchange Risk	7.3%

Asset Categories

Table Summary
Equity Funds	63.3%
Money Market Funds	14.5%
Fixed Income Funds	10.5%
Residential Mortgage-Backed Securities - Agency	7.3%
Exchange-Traded Equity Funds	5.5%
Exchange-Traded Fixed Income Funds	3.9%
Other	0.8%

C000206837
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[21]
AssetsNet	$ 302,446,073
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,446,073
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	99%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	6.0%
Credit Risk	3.6%
Interest Rate Risk	3.3%
Short
Equity Risk	18.1%
Interest Rate Risk	0.4%

Asset Categories

Table Summary
Fixed Income Funds	40.3%
Equity Funds	33.1%
Money Market Funds	15.7%
Residential Mortgage-Backed Securities - Agency	9.1%
Exchange-Traded Fixed Income Funds	7.9%
Exchange-Traded Equity Funds	1.8%
Other	0.4%

C000174387
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Conservative Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$28	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[22]
AssetsNet	$ 302,446,073
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$302,446,073
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	99%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	6.0%
Credit Risk	3.6%
Interest Rate Risk	3.3%
Short
Equity Risk	18.1%
Interest Rate Risk	0.4%

Asset Categories

Table Summary
Fixed Income Funds	40.3%
Equity Funds	33.1%
Money Market Funds	15.7%
Residential Mortgage-Backed Securities - Agency	9.1%
Exchange-Traded Fixed Income Funds	7.9%
Exchange-Traded Equity Funds	1.8%
Other	0.4%

C000206839
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[23]
AssetsNet	$ 2,031,474,171
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,031,474,171
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	97%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	8.3%
Interest Rate Risk	4.1%
Credit Risk	3.2%
Short
Equity Risk	26.1%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	24.9%
Money Market Funds	14.8%
Residential Mortgage-Backed Securities - Agency	8.8%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.8%
Other	0.6%

C000174389
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – U.S. Flexible Moderate Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$27	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[24]
AssetsNet	$ 2,031,474,171
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,031,474,171
Total number of portfolio holdings	53
Portfolio turnover for the reporting period	97%

Holdings [Text Block]

Derivative Exposure

Table Summary
Long
Equity Risk	8.3%
Interest Rate Risk	4.1%
Credit Risk	3.2%
Short
Equity Risk	26.1%
Interest Rate Risk	0.3%

Asset Categories

Table Summary
Equity Funds	48.7%
Fixed Income Funds	24.9%
Money Market Funds	14.8%
Residential Mortgage-Backed Securities - Agency	8.8%
Exchange-Traded Fixed Income Funds	7.0%
Exchange-Traded Equity Funds	2.8%
Other	0.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
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[16]	Annualized
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[24]	Annualized